PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Target Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2020
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	43.00%
Fixed Income Securities (including cash) (in percent)	47.00%
Real Estate (in percent)	5.00%
Other (in percent)	5.00%
Total (in percent)	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	5.00%
Fixed Income Securities (including cash) (in percent)	78.00%
Real Estate (in percent)	1.00%
Other (in percent)	16.00%
Total (in percent)	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%
Fixed Income Securities (including cash) (in percent)	70.00%
Real Estate (in percent)	0.00%
Other (in percent)	27.00%
Total (in percent)	100.00%